Intangible Assets - Summary of Detailed Information About Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 21,509
Amortization	733	$ 923	$ 1,010
Ending balance	25,652	21,509
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,844
Ending balance	10,341	5,844
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	665
Ending balance	311	665
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,000
Ending balance	15,000	15,000
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	26,106	10,131
Additions	7,682	20,186
Impairment	(2,755)	(3,993)
Translation difference	(168)	(218)
Ending balance	30,865	26,106	10,131
Gross carrying amount [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8,777	7,603
Additions	7,682	5,186
Impairment	(2,755)	(3,993)
Translation difference	(20)	(19)
Ending balance	13,684	8,777	7,603
Gross carrying amount [member] | Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,329	2,528
Translation difference	(148)	(199)
Ending balance	2,181	2,329	2,528
Gross carrying amount [member] | Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,000
Additions		15,000
Ending balance	15,000	15,000
Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,597	3,796
Translation difference	(117)	(122)
Amortization	733	923
Ending balance	5,213	4,597	3,796
Amortization [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,933	2,351
Translation difference	(13)	(9)
Amortization	423	591
Ending balance	3,343	2,933	2,351
Amortization [member] | Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,664	1,445
Translation difference	(104)	(113)
Amortization	310	332
Ending balance	$ 1,870	$ 1,664	$ 1,445